Securities Available for Sale - Schedule of Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value (Details) - LendingClub Corp [Member] $ in Thousands	Sep. 30, 2017 USD ($) Positions	Dec. 31, 2016 USD ($) Positions		Dec. 31, 2015 USD ($) Positions
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 months	$ 63,203	$ 121,290	[1]	$ 291,478	[1]
Unrealized Losses, Less than 12 months	(59)	(196)	[1]	(1,674)	[1]
Fair Value, 12 months or longer	8,347	17,518	[1]	0	[1]
Unrealized Losses, 12 months or longer	(10)	(51)	[1]	0	[1]
Fair Value	71,550	138,808	[1]	291,478	[1]
Unrealized Losses	$ (69)	$ (247)	[1]	$ (1,674)	[1]
Number of positions with unrealized losses | Positions	41	72		141
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 months	$ 37,291	$ 107,862		$ 212,018
Unrealized Losses, Less than 12 months	(20)	(185)		(1,494)
Fair Value, 12 months or longer	8,347	11,682		0
Unrealized Losses, 12 months or longer	(10)	(14)		0
Fair Value	45,638	119,544		212,018
Unrealized Losses	(30)	(199)		(1,494)
Asset-backed Securities, Securitized Loans and Receivables [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 months	19,187
Unrealized Losses, Less than 12 months	(32)
Fair Value, 12 months or longer
Unrealized Losses, 12 months or longer
Fair Value	19,187
Unrealized Losses	(32)
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 months	4,233	6,628		54,409
Unrealized Losses, Less than 12 months	(3)	(8)		(134)
Fair Value, 12 months or longer		1,870		0
Unrealized Losses, 12 months or longer		(1)		0
Fair Value	4,233	8,498		54,409
Unrealized Losses	(3)	(9)		(134)
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 months	2,492			3,485
Unrealized Losses, Less than 12 months	(4)			(4)
Fair Value, 12 months or longer				0
Unrealized Losses, 12 months or longer				0
Fair Value	2,492			3,485
Unrealized Losses	$ (4)			(4)
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less than 12 months		6,800		6,988
Unrealized Losses, Less than 12 months		(3)		(17)
Fair Value, 12 months or longer		3,966		0
Unrealized Losses, 12 months or longer		(36)		0
Fair Value		10,766		6,988
Unrealized Losses		$ (39)		$ (17)

[1]	The number of investment positions with unrealized losses at December 31, 2016 and 2015 totaled 72 and 141, respectively